Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 509,648
Ending balance	492,952	$ 509,648
Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	550,813	260,743
Additions	188,096	304,880
Sold	(6,236)
Assets held for sale (Note 34)	(148,639)
Disposals	(45)	(21)
Reclassifications		(485)
Exchange differences	(37,591)	(14,304)
Ending balance	546,398	550,813
Accumulated Depreciation, Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(41,165)	(23,118)
Sold	4,186
Assets held for sale (Note 34)	38,511
Depreciation charge	(32,011)	(15,850)
Disposals		3
Impairment	(26,564)	(4,327)
Exchange differences	3,597	2,127
Ending balance	(53,446)	(41,165)
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	109,533
Ending balance	67,690	109,533
Land and Buildings | Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	117,423	38,994
Additions	7,719	23,590
Assets held for sale (Note 34)	(64,180)
Reclassifications	21,857	57,744
Exchange differences	(5,760)	(2,905)
Ending balance	77,059	117,423
Land and Buildings | Accumulated Depreciation, Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(7,890)	(5,770)
Assets held for sale (Note 34)	13,925
Depreciation charge	(5,854)	(2,687)
Impairment	(10,413)
Exchange differences	863	567
Ending balance	(9,369)	(7,890)
Plant and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	169,224
Ending balance	199,322	169,224
Plant and Machinery | Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	199,005	57,762
Additions	57,446	69,341
Sold	(982)
Assets held for sale (Note 34)	(52,534)
Disposals	(45)	(21)
Reclassifications	50,697	76,591
Exchange differences	(10,188)	(4,668)
Ending balance	243,399	199,005
Plant and Machinery | Accumulated Depreciation, Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(29,781)	(17,348)
Sold	692
Assets held for sale (Note 34)	16,082
Depreciation charge	(26,157)	(13,163)
Disposals		3
Impairment	(7,647)	(833)
Exchange differences	2,734	1,560
Ending balance	(44,077)	(29,781)
Construction in Progress
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	230,891
Ending balance	225,940	230,891
Construction in Progress | Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	234,385	163,987
Additions	122,931	211,949
Sold	(5,254)
Assets held for sale (Note 34)	(31,925)
Reclassifications	(72,554)	(134,820)
Exchange differences	(21,643)	(6,731)
Ending balance	225,940	234,385
Construction in Progress | Accumulated Depreciation, Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(3,494)
Sold	3,494
Assets held for sale (Note 34)	8,504
Impairment	$ (8,504)	(3,494)
Ending balance		$ (3,494)